Basis of Preparation - Additional Information (Detail)	Mar. 25, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 01, 2019	Dec. 31, 2018 EUR (€)
Statements [Line Items]
weighted average of the incremental borrowing rate				18.30%
Prepayments of intangible assets			€ 4,644,000		€ 889,000
Government grants of intangible asset			€ 844,000		€ 0
Arrival Group [Member]
Statements [Line Items]
Proceeds from issue of equity | $	$ 611,734,000
Cash on hand		€ 498,638,038